Reserve Fund	12 Months Ended
Dec. 31, 2025
Reserve Fund [Abstract]
RESERVE FUND

NOTE 5: RESERVE FUND

In connection with the INX Token Offering, INX committed to reserve 75% of the gross proceeds less payments to underwriters in excess of $25,000 as a “Reserve Fund”. This fund is available to cover customers and INX’s losses, if any, that result from cybersecurity breaches, theft, errors in execution of the trading platform or its technology, and counterparty defaults, including instances where counterparties lack sufficient collateral to cover losses.

As of December 31, 2022, INX had segregated $36,023 as the Reserve Fund.

The following events have impact on the Reserve Fund:

In December 2023, a cyber-attack on third-party service provider computer system resulted a loss of $1,618 to one of the Company׳s subsidiaries. The Company immediately addressed the security vulnerability and implemented additional security measures designed to prevent such cyber-attack incidents in the future. The Reserve Fund was used to cover this loss, reducing its balance to $34,405 as of December 31, 2023.

In April 2024, a human error in the Company’s trading platform execution led to a loss of $80. The Company promptly updated work procedures to prevent similar errors. This loss was also covered by the Reserve Fund, further reducing its balance to $34,325 as of December 31, 2024.

On July 13, 2021, INX’s Board of Directors approved the Investment Policy of the Reserve Fund, which was amended on August 11, 2022. The Reserve Fund shall be invested as follows: minimum 15% in cash and bank deposits, up to 70% in U.S Treasury securities, up to 20% shall be invested in exchange traded funds and up to 50% in corporate bonds and other instruments with lowest investment grade rating of BBB.

As described in Note 1 regarding INX Token, as part of the transfer of ownership of INX, INX was obligated to distribute after Closing the balance of the Reserve Fund in the amount of $34,325. Of that amount $31,205 was distributed to INX Token holders after Closing. As of December 31, 2025, $3,120 remained in INX’s Reserve Fund pending distribution to eligible holders and is recorded as a liability for Reserve Fund distribution.  Following completion of such pending distributions, the Reserve Fund shall have been fully distributed, and no assets will remain therein.

The Reserve Fund is comprised of cash and cash equivalents, U.S. Treasury securities and corporate bonds held at banks and brokerage firms as follows:

	December 31, 2025	December 31, 2024
Cash and cash equivalents	$3,120	$14,209

Financial assets at fair value through other comprehensive income:
Short-term investments (*)
U.S. Treasury securities	-	2,954
Corporate bonds – marketable investments	-	8,848
Total short-term investments	-	11,802

Long-term investments (*)
Corporate bonds and loans (principally) – marketable investments	-	8,314
Total long-term investments	-	8,314
Total Reserve Fund	$3,120	$34,325

(*)	Classified as Level 1 inputs in the fair value hierarchy.